Revenue - Revenue by Material (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Revenue [abstract]
Gold revenue	$ 598,676	$ 350,224
Copper revenue	180,993	216,487
Molybdenum revenue	296,121	267,829
Other by-product revenue	19,107	15,654
Total revenue	$ 1,094,897	$ 850,194